Guarantor Subsidiaries (Schedule Of Guarantor Subsidiaries - Statement Of Cash Flows) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Net cash provided by operating activities	$ 131,768	$ 174,343	$ 86,012
Capital expenditures	(35,252)	(29,592)	(25,639)
Business combinations, net of cash acquired (Note 7)	(5,900)	(3,664)	(9,469)
Other sources/(uses) - net	468	(858)	(592)
Net cash used by investing activities	(40,684)	(34,114)	(35,700)
Purchases of treasury stock (Note 20)	(64,722)	(147,886)	(109,330)
Dividends paid to shareholders	(13,026)	(12,538)	(11,881)
Proceeds from exercise of stock options (Note 4)	12,310	8,036	5,327
Realized excess tax benefit on share based compensation	3,435	3,854	3,357
Debt issuance costs		(2,657)
Change in cash overdrafts payable	1,924	(826)	(581)
Other sources/(uses) - net	445	(48)	297
Net cash used by financing activities	(59,634)	(152,065)	(112,811)
Increase/(decrease) in cash and cash equivalents	31,450	(11,836)	(62,499)
Cash and cash equivalents at beginning of year	38,081	49,917	112,416
Cash and cash equivalents at end of year	69,531	38,081	49,917
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by operating activities	5,267	12,444	2,862
Capital expenditures	(285)	(73)	(18)
Other sources/(uses) - net	178	(191)	(157)
Net cash used by investing activities	(107)	(264)	(175)
Purchases of treasury stock (Note 20)	(64,606)	(147,791)	(109,326)
Dividends paid to shareholders	(13,026)	(12,538)	(11,881)
Proceeds from exercise of stock options (Note 4)	12,310	8,036	5,327
Realized excess tax benefit on share based compensation	3,435	3,854	3,357
Debt issuance costs		(2,657)
Change in cash overdrafts payable	(5,338)	9	1,645
Change in intercompany accounts	85,935	126,040	44,135
Other sources/(uses) - net	2	13	49
Net cash used by financing activities	18,712	(25,034)	(66,694)
Increase/(decrease) in cash and cash equivalents	23,872	(12,854)	(64,007)
Cash and cash equivalents at beginning of year	32,470	45,324	109,331
Cash and cash equivalents at end of year	56,342	32,470	45,324
Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by operating activities	123,431	158,159	81,781
Capital expenditures	(33,944)	(28,145)	(24,677)
Business combinations, net of cash acquired (Note 7)	(5,900)	(3,664)	(9,469)
Other sources/(uses) - net	312	(730)	(688)
Net cash used by investing activities	(39,532)	(32,539)	(34,834)
Change in cash overdrafts payable	7,262	(835)	(2,226)
Change in intercompany accounts	(85,065)	(124,636)	(45,071)
Net cash used by financing activities	(77,803)	(125,471)	(47,297)
Increase/(decrease) in cash and cash equivalents	6,096	149	(350)
Cash and cash equivalents at beginning of year	(1,422)	(1,571)	(1,221)
Cash and cash equivalents at end of year	4,674	(1,422)	(1,571)
Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by operating activities	3,070	3,740	1,369
Capital expenditures	(1,023)	(1,374)	(944)
Other sources/(uses) - net	(22)	63	253
Net cash used by investing activities	(1,045)	(1,311)	(691)
Purchases of treasury stock (Note 20)	(116)	(95)	(4)
Change in intercompany accounts	(870)	(1,404)	936
Other sources/(uses) - net	443	(61)	248
Net cash used by financing activities	(543)	(1,560)	1,180
Increase/(decrease) in cash and cash equivalents	1,482	869	1,858
Cash and cash equivalents at beginning of year	7,033	6,164	4,306
Cash and cash equivalents at end of year	$ 8,515	$ 7,033	$ 6,164